Income Taxes (Details)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Taxes [Line Items]
Effective income tax rate		16.50%
Research and development expenses against pre-tax income	100.00%
Taizhou Suxuantang [Member]
Income Taxes [Line Items]
Applicable income tax rate	15.00%	15.00%
Hong Kong [Member]
Income Taxes [Line Items]
Effective income tax rate	16.50%	16.50%
PRC [Member]
Income Taxes [Line Items]
Effective income tax rate	25.00%	25.00%